Accounts Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable
7.	ACCOUNTS RECEIVABLE

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Accounts receivable	8,344	9,988	1,530
Allowance for credit losses	(928)	(1,320)	(202)

	7,416	8,668	1,328

The movements in the allowance for credit losses were as follows:

	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	316	599	928	142
Adoption of ASU 2016-13	—	—	119	18
Amounts charged to expenses	299	331	455	70
Amounts written off	(16)	(2)	(182)	(28)

Balance as of December 31	599	928	1,320	202